UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2005

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
40	Report of Independent Registered
Public Accounting Firm
41	Important Tax Information
42	Board Members Information
44	Officers of the Fund

F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

Dreyfus
Stock Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund,Inc.,covering the 12-month period from January 1,2005,through December 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Thomas Durante, CFA.

Stocks generally absorbed both good and bad news in 2005 to post modestly positive total returns. On the plus side, an expanding U.S. economy and low inflation helped support corporate earnings in most industry groups. Negative influences included rising short-term interest rates and escalating energy prices, which many analysts feared might erode corporate profits. In addition, hurricanes Katrina, Rita and Wilma disrupted economic activity along the Gulf Coast.

We expect the U.S. economy to continue its moderate expansion in 2006, fueled in part by a rebound in corporate capital spending and exports. The labor market likely will remain relatively strong while inflation should stay low, supporting consumers’ real incomes. Risks in the new year include the possible end of the boom in the housing market, where we believe prices are more likely to stall than plunge.

As always, we encourage you to speak with your financial consultant about how these and other market forces may affect your investments. Thank you for your continued confidence and support.

The Dreyfus Corporation
January 17, 2006

2

DISCUSSION OF FUND PERFORMANCE

Thomas Durante, CFA, Portfolio Manager

How did Dreyfus Stock Index Fund, Inc. perform relative to its benchmark?

For the 12-month period ended December 31, 2005, Dreyfus Stock Index Fund, Inc. produced total returns of 4.69% for its Initial shares and 4.43% for its Service shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 4.91% for the same period.2,3

Despite an expanding economy and higher corporate profits, stocks failed to advance strongly over much of the year due to investors’ concerns regarding rising short-term interest rates and volatile energy prices.The difference in returns between the fund and S&P 500 Index was primarily the result of transaction costs and other operating expenses that are not reflected by the S&P 500 Index.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 sectors and is dominated by large-cap, blue-chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However,it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund, Inc. uses a passive management approach; all investment decisions are made based on the fund’s objective, which

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

is to seek to match the performance of the S&P 500 Index.The fund does not attempt to manage market volatility.

What other factors influenced the fund’s performance?

Despite healthy corporate profits and evidence of solid economic growth, investors became concerned soon after 2005 began that sharply higher energy prices might rekindle long-dormant inflationary pressures, potentially prompting the Federal Reserve Board (the “Fed”) to raise short-term interest rates more than previously expected. In fact, the Fed raised the overnight federal funds rate at each of eight meetings of its Federal Open Market Committee in 2005, driving short-term interest rates from 2.25% at the start of the year to 4.25% at the end.Energy prices remained volatile and soared in the weeks following hurricanes Katrina and Rita, but they moderated late in the year. In addition, investors began to look forward to the end of the Fed’s credit tightening campaign, sparking a modest market rally during the final months of the year.

Not surprisingly, energy stocks posted some of the S&P 500 Index’s stronger gains for the reporting period as rising demand for crude oil from China and India drove energy-related commodity prices to record levels. As a result, virtually all industries within the energy sector gained value during the reporting period, including integrated energy producers, oil refiners, oil services providers and exploration and production companies.

The S&P 500 Index also received strong contributions from the health care sector, where HMOs fared especially well.As more workers found employment in the recovering U.S. economy, HMO enrollment trends improved, boosting revenues. What’s more, many HMOs benefited from productivity gains as a result of new technologies, wellness programs and administrative improvements.

Other positive contributors to the S&P 500 Index’s performance included utilities stocks, which benefited from greater demand for electric power in a growing economy as well as mergers-and-acquisitions activity within the industry.Within the interest-sensitive group, brokerage and asset management firms performed well due to a healthy economy and improving corporate profitability, which helped fuel the U.S. stock market.

On the other hand, cable television and telephone companies were hurt by increased competition for bundled packages of television, telephone and broadband Internet services. In addition, software companies suffered from a lack of pricing power for many of their products. Finally, U.S. automobile manufacturers produced disappointing results due to high labor costs and foreign competition.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index.Accordingly, as of December 31, 2005, the percentage of the fund’s assets invested in each industry closely approximated its representation in the S&P 500 Index. In our view, one of the greatest benefits of broadly diversified index funds is that they can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

January 17, 2006
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of	12/31/05

	1 Year	5 Years	10 Years

Initial shares	4.69%	0.27%	8.77%
Service shares	4.43%	0.01%	8.62%

The data for Service shares includes the results of Initial shares for the period prior to December 31, 2000
(inception date of Service shares). Actual Service shares’ average annual total return and hypothetical growth results would have been lower. See notes below.
† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc.
on 12/31/95 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the
“Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for Service shares reflect the performance of the fund’s Initial shares from their inception date through December 30, 2000, and the performance of the fund’s Service shares from December 31, 2000 (inception date of Service shares) to December 31, 2005 (blended performance figures).The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. In addition, the blended performance figures have not been adjusted to reflect the higher operating expenses of the Service shares. If these expenses had been reflected, the blended performance figures would have been lower. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance, and includes the reinvestment of dividends daily.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Stock Index Fund, Inc. from July 1, 2005 to December 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2005
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.40	$ 2.69
Ending value (after expenses)	$1,056.60	$1,055.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2005
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.38	$ 2.65
Ending value (after expenses)	$1,023.84	$1,022.58

† Expenses are equal to the portfolio’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
December 31, 2005

Common Stocks—99.3%	Shares	Value ($)

Consumer Cyclical—8.2%
Albertson’s	134,755 [a]	2,877,019
Autonation	66,200 [b]	1,438,526
Autozone	20,200 [b]	1,853,350
Bed Bath & Beyond	108,500 [b]	3,922,275
Best Buy	149,325	6,492,651
Big Lots	41,600 [a,b]	499,616
Brunswick	35,300	1,435,298
Circuit City Stores	57,200	1,292,148
Coach	138,900 [b]	4,630,926
Cooper Tire & Rubber	22,400 [a]	343,168
Costco Wholesale	172,550	8,536,049
CVS	297,580	7,862,064
Dana	54,949 [a]	394,533
Darden Restaurants	47,850	1,860,408
Dillard’s, Cl. A	22,500	558,450
Dollar General	115,709	2,206,570
Eastman Kodak	105,000 [a]	2,457,000
Family Dollar Stores	56,750	1,406,832
Federated Department Stores	99,454	6,596,783
Ford Motor	678,850	5,240,722
Gap	209,751	3,700,007
General Motors	206,648 [a]	4,013,104
Genuine Parts	63,450	2,786,724
Goodyear Tire & Rubber	64,500 [a,b]	1,121,010
Harley-Davidson	100,400 [a]	5,169,596
Harrah’s Entertainment	67,150	4,787,124
Hasbro	65,150 [a]	1,314,727
Hilton Hotels	119,850	2,889,583
Home Depot	776,344	31,426,405
International Game Technology	123,100 [a]	3,789,018
JC Penney	84,900	4,720,440
Johnson Controls	70,500	5,140,155
Jones Apparel Group	42,700	1,311,744
Kohl’s	126,023 [b]	6,124,718

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Kroger	264,948 [b]	5,002,218
Limited Brands	127,300	2,845,155
Liz Claiborne	39,000	1,396,980
Lowe’s Cos.	285,710	19,045,429
Marriott International, Cl. A	60,200	4,031,594
Mattel	147,595	2,334,953
Maytag	29,300	551,426
McDonald’s	459,955	15,509,683
Navistar International	22,500 [b]	643,950
Nike, Cl. B	69,450	6,027,566
Nordstrom	79,900	2,988,260
Office Depot	112,900 [b]	3,545,060
OfficeMax	25,900	656,824
Paccar	61,912 [a]	4,286,168
RadioShack	49,200	1,034,676
Reebok International	19,200 [a]	1,118,016
Safeway	164,169	3,884,239
Sears Holdings	36,488 [b]	4,215,459
Southwest Airlines	254,912	4,188,204
Staples	267,325	6,070,951
Starbucks	280,800 [a,b]	8,426,808
Starwood Hotels & Resorts Worldwide	80,100 [a]	5,115,186
Supervalu	49,800	1,617,504
Target	321,342	17,664,170
Tiffany & Co.	52,000 [a]	1,991,080
TJX Cos.	168,350	3,910,771
VF	32,500	1,798,550
Wal-Mart Stores	912,929	42,725,077
Walgreen	369,900	16,371,774
Wendy’s International	42,500	2,348,550
Whirlpool	24,700 [a]	2,068,872
Yum! Brands	103,450	4,849,736
		338,463,632
Consumer Staples—7.5%
Alberto-Culver	27,600	1,262,700
Altria Group	761,043	56,865,132

10

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Anheuser-Busch Cos.	283,750	12,189,900
Archer-Daniels-Midland	238,705	5,886,465
Avon Products	167,500 [a]	4,782,125
Brown-Forman, Cl. B	30,400	2,107,328
Campbell Soup	68,049 [a]	2,025,818
Clorox	55,050	3,131,794
Coca-Cola	756,442	30,492,177
Coca-Cola Enterprises	110,700	2,122,119
Colgate-Palmolive	189,350	10,385,848
ConAgra Foods	189,650	3,846,102
Constellation Brands, Cl. A	71,900 [b]	1,885,937
Fortune Brands	53,450	4,170,169
General Mills	129,800 [a]	6,401,736
Hershey	66,178	3,656,335
HJ Heinz	122,300	4,123,956
Kellogg	93,900	4,058,358
Kimberly-Clark	170,698	10,182,136
McCormick & Co.	48,900	1,511,988
Molson Coors Brewing, Cl. B	20,650	1,383,344
Newell Rubbermaid	100,678 [a]	2,394,123
Pactiv	52,350 [b]	1,151,700
Pepsi Bottling Group	50,150	1,434,792
PepsiCo	606,391	35,825,580
Procter & Gamble	1,224,841	70,893,797
Reynolds American	31,200 [a]	2,974,296
Sara Lee	277,598	5,246,602
Sysco	226,650	7,037,483
Tyson Foods, Cl. A	92,000	1,573,200
UST	59,800 [b]	2,441,634
Whole Foods Market	50,400	3,900,456
Wrigley (WM), Jr.	65,600	4,361,744
		311,706,874
Energy—9.5%
Amerada Hess	29,200 [a]	3,703,144
Anadarko Petroleum	86,684	8,213,309
Apache	120,322	8,244,463

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Baker Hughes	124,960	7,595,068
BJ Services	117,800	4,319,726
Burlington Resources	138,200	11,912,840
Centerpoint Energy	113,346 [a]	1,456,496
Chevron	820,461	46,577,571
ConocoPhillips	507,054	29,500,402
Devon Energy	162,400	10,156,496
El Paso	240,979	2,930,305
EOG Resources	88,300	6,478,571
Exxon Mobil	2,273,918	127,725,974
Halliburton	187,451	11,614,464
Kerr-McGee	42,438	3,855,917
KeySpan	63,750	2,275,238
Kinder Morgan	38,500	3,540,075
Marathon Oil	133,890	8,163,273
Murphy Oil	60,300	3,255,597
Nabors Industries	57,700 [b]	4,370,775
National Oilwell Varco	63,700 [a,b]	3,993,990
Nicor	16,100 [a]	632,891
NiSource	99,653	2,078,762
Noble	50,000	3,527,000
Occidental Petroleum	146,950	11,738,366
Peoples Energy	13,900 [a]	487,473
Rowan Cos.	39,900	1,422,036
Schlumberger	215,300	20,916,395
Sempra Energy	93,995	4,214,736
Sunoco	49,700	3,895,486
Transocean	120,633 [b]	8,406,913
Valero Energy	225,400 [a]	11,630,640
Weatherford International	127,000 [b]	4,597,400
Williams Cos.	209,371	4,851,126
XTO Energy	132,766	5,833,738
		394,116,656
Health Care—13.2%
Abbott Laboratories	566,876	22,351,921
Aetna	104,582	9,863,128

12

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Allergan	48,100 [a]	5,192,876
AmerisourceBergen	76,218	3,155,425
Amgen	451,124 [b]	35,575,638
Applera—Applied Biosystems Group	68,650	1,823,344
Bausch & Lomb	19,600	1,330,840
Baxter International	227,850	8,578,553
Becton, Dickinson & Co.	92,100	5,533,368
Biogen Idec	124,027 [b]	5,622,144
Biomet	91,025 [a]	3,328,784
Boston Scientific	215,600 [b]	5,280,044
Bristol-Myers Squibb	715,028	16,431,343
CR Bard	38,300	2,524,736
Cardinal Health	156,500	10,759,375
Caremark Rx	164,400 [b]	8,514,276
Chiron	39,950 [a,b]	1,776,177
Cigna	45,971	5,134,961
Coventry Health Care	59,400 [b]	3,383,424
Eli Lilly & Co.	415,437	23,509,580
Express Scripts	53,200 [b]	4,458,160
Fisher Scientific International	44,800 [a,b]	2,771,328
Forest Laboratories	123,400 [b]	5,019,912
Genzyme	94,350 [b]	6,678,093
Gilead Sciences	167,300 [a,b]	8,804,999
Guidant	121,245	7,850,614
HCA	154,905 [a]	7,822,703
Health Management Associates, Cl. A	90,300	1,982,988
Hospira	58,777 [b]	2,514,480
Humana	59,500 [b]	3,232,635
Johnson & Johnson	1,087,202	65,340,840
King Pharmaceuticals	88,366 [b]	1,495,153
Laboratory Corp. of America Holdings	48,600 [b]	2,617,110
Manor Care	28,900	1,149,353
McKesson	112,469	5,802,276
Medco Health Solutions	112,399 [b]	6,271,864
Medimmune	89,900 [b]	3,148,298
Medtronic	442,073	25,450,143

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Merck & Co.	799,066	25,418,289
Millipore	19,000	1,254,760
Mylan Laboratories	79,900 [a]	1,594,804
Patterson Cos.	50,500 [b]	1,686,700
PerkinElmer	47,768	1,125,414
Pfizer	2,693,811	62,819,673
Quest Diagnostics	60,600	3,119,688
Schering-Plough	540,051	11,260,063
St. Jude Medical	134,000 [b]	6,726,800
Stryker	106,600	4,736,238
Tenet Healthcare	171,500 [a,b]	1,313,690
Thermo Electron	59,300 [b]	1,786,709
UnitedHealth Group	498,200	30,958,148
Waters	40,450 [b]	1,529,010
Watson Pharmaceuticals	37,100 [a,b]	1,206,121
WellPoint	241,100 [b]	19,237,369
Wyeth	490,520	22,598,256
Zimmer Holdings	90,502 [b]	6,103,455
		546,556,073
Interest Sensitive—24.4%
ACE	117,750	6,292,560
Aflac	182,892	8,489,847
Allstate	237,071	12,818,428
AMBAC Financial Group	38,394 [a]	2,958,641
Ameren	74,700 [a]	3,827,628
American Express	453,773	23,351,159
American International Group	948,573	64,721,136
Ameriprise Financial	89,934	3,687,294
AmSouth Bancorporation	127,400	3,339,154
AON	116,950	4,204,353
Apartment Investment & Management, Cl. A	35,000	1,325,450
Archstone-Smith Trust	77,500	3,246,475
Bank of America	1,467,636	67,731,401
Bank of New York	281,432	8,963,609
BB&T	198,200	8,306,562
Bear Stearns Cos.	41,452	4,788,950

14

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Capital One Financial	109,500	9,460,800
Charles Schwab	376,978	5,530,267
Chubb	73,100	7,138,215
Cincinnati Financial	63,830	2,851,924
CIT Group	73,000	3,779,940
Citigroup	1,848,790	89,721,779
Comerica	60,400	3,428,304
Compass Bancshares	45,494 [a]	2,196,905
Countrywide Financial	218,198	7,460,190
E*Trade Financial	149,500 [b]	3,118,570
Equity Office Properties Trust	148,400	4,500,972
Equity Residential	105,350 [a]	4,121,292
Fannie Mae	353,709	17,264,536
Federated Investors, Cl. B	30,900	1,144,536
Fifth Third Bancorp	202,792	7,649,314
First Horizon National	46,000 [a]	1,768,240
Franklin Resources	54,300	5,104,743
Freddie Mac	252,515	16,501,855
General Electric	3,861,383	135,341,474
Genworth Financial, Cl. A	137,600	4,758,208
Golden West Financial	93,086	6,143,676
Goldman Sachs Group	164,750	21,040,223
H&R Block	119,700 [a]	2,938,635
Hartford Financial Services Group	109,750	9,426,428
Huntington Bancshares/OH	83,404	1,980,845
Janus Capital Group	78,800	1,468,044
Jefferson-Pilot	48,937	2,785,983
JPMorgan Chase & Co.	1,278,726	50,752,635
Keycorp	149,066	4,908,743
Lehman Brothers Holdings	97,930	12,551,688
Lincoln National	63,300	3,356,799
Loews	49,550	4,699,818
M&T Bank	29,200	3,184,260
Marsh & McLennan Cos.	199,058	6,322,082
Marshall & Ilsley	76,400	3,288,256
MBIA	48,950	2,944,832

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
MBNA	458,634	12,451,913
Mellon Financial	152,757	5,231,927
Merrill Lynch & Co.	335,831	22,745,834
Metlife	276,700 [a]	13,558,300
MGIC Investment	33,200 [a]	2,185,224
Morgan Stanley	393,916	22,350,794
National City	201,399	6,760,964
North Fork Bancorporation	173,850	4,756,536
Northern Trust	67,790	3,512,878
Plum Creek Timber	67,250	2,424,363
PNC Financial Services Group	106,823	6,604,866
Principal Financial Group	102,350 [a]	4,854,461
Progressive	72,082	8,417,736
Prologis	89,000	4,158,080
Prudential Financial	184,550	13,507,215
Public Storage	30,200 [a]	2,045,144
Regions Financial	167,384	5,717,837
Safeco	45,150	2,550,975
Simon Property Group	68,100 [a]	5,218,503
SLM	152,500	8,401,225
Sovereign Bancorp	130,500	2,821,410
St. Paul Travelers Cos.	253,034 [a]	11,303,029
State Street	119,850	6,644,484
SunTrust Banks	132,050	9,607,958
Synovus Financial	114,150	3,083,192
T Rowe Price Group	47,800	3,443,034
Torchmark	37,900	2,107,240
UnumProvident	108,869 [a]	2,476,770
US Bancorp	663,805	19,841,131
Vornado Realty Trust	43,200	3,605,904
Wachovia	567,726	30,009,996
Washington Mutual	360,617 [a]	15,686,840
Wells Fargo & Co.	611,157	38,398,994
XL Capital, Cl. A	63,700	4,292,106
Zions Bancorporation	38,200 [a]	2,886,392
		1,012,350,913

16

Common Stocks (continued)	Shares	Value ($)

Producer Goods—10.5%
Air Products & Chemicals	81,050	4,797,349
Alcoa	318,056	9,404,915
Allegheny Technologies	31,036	1,119,778
American Power Conversion	62,800	1,381,600
American Standard Cos.	66,800	2,668,660
Ashland	26,200	1,516,980
Avery Dennison	40,350	2,230,144
Ball	38,000	1,509,360
Bemis	38,500 [a]	1,072,995
Black & Decker	28,700	2,495,752
Boeing	295,020	20,722,205
Burlington Northern Santa Fe	136,492	9,666,363
Caterpillar	248,630 [a]	14,363,355
Centex	46,700 [a]	3,338,583
Cooper Industries, Cl. A	33,500	2,445,500
CSX	79,400	4,031,138
Cummins	17,100	1,534,383
Deere & Co.	88,100	6,000,491
Dover	74,050	2,998,285
Dow Chemical	352,652	15,453,211
DR Horton	99,500	3,555,135
E I Du Pont de Nemours & Co.	335,950	14,277,875
Eastman Chemical	29,800	1,537,382
Eaton	54,100	3,629,569
Ecolab	67,400	2,444,598
Emerson Electric	150,090	11,211,723
Engelhard	43,850	1,322,077
FedEx	110,740	11,449,409
Fluor	31,700 [a]	2,449,142
Freeport-McMoRan Copper & Gold, Cl. B	67,300 [b]	3,620,740
General Dynamics	73,536	8,386,781
Goodrich	44,900	1,845,390
Hercules	41,200 [b]	465,560
Honeywell International	308,024	11,473,894
Illinois Tool Works	74,850	6,586,052
Ingersoll-Rand, Cl. A	120,900	4,880,733

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
International Flavors & Fragrances	29,500	988,250
International Paper	179,220	6,023,584
ITT Industries	33,750	3,470,175
KB Home	28,600	2,078,076
L-3 Communications Holdings	43,902	3,264,114
Leggett & Platt	67,200	1,542,912
Lennar, Cl. A	50,200	3,063,204
Lockheed Martin	130,660	8,313,896
Louisiana-Pacific	38,700	1,063,089
Masco	154,900	4,676,431
MeadWestvaco	66,339	1,859,482
Molex	52,475	1,361,726
Monsanto	98,113	7,606,701
Newmont Mining	163,254	8,717,764
Norfolk Southern	148,550	6,659,497
Northrop Grumman	129,804	7,802,518
Nucor	56,900	3,796,368
Pall	45,501	1,222,157
Parker Hannifin	43,775	2,887,399
Phelps Dodge	37,149	5,344,627
PPG Industries	61,033 [a]	3,533,811
Praxair	117,800	6,238,688
Pulte Homes	78,400	3,085,824
Raytheon	163,250	6,554,488
Rockwell Automation	65,500	3,874,980
Rockwell Collins	63,150	2,934,581
Rohm & Haas	52,641	2,548,877
Sealed Air	29,773 [b]	1,672,349
Sherwin-Williams	41,000	1,862,220
Sigma-Aldrich	24,600 [a]	1,556,934
Snap-On	21,200	796,272
Stanley Works	26,600 [a]	1,277,864
Temple-Inland	41,000	1,838,850
Textron	48,400	3,725,832
3M	277,698	21,521,595

18

Common Stocks (continued)	Shares		Value ($)

Producer Goods (continued)
Tyco International	735,671		21,231,465
Union Pacific	96,828		7,795,622
United Parcel Service, Cl. B	403,250		30,304,238
United States Steel	41,400	[a]	1,990,098
United Technologies	372,282		20,814,287
Vulcan Materials	37,200		2,520,300
Weyerhaeuser	88,900		5,897,626
WW Grainger	27,800	[a]	1,976,580
			435,182,458
Services—6.2%
Affiliated Computer Services, Cl. A	45,400	[b]	2,686,772
Allied Waste Industries	79,800	[a,b]	697,452
Alltel	139,900		8,827,690
Apollo Group, Cl. A	53,150	[b]	3,213,449
Automatic Data Processing	210,678		9,668,013
Carnival	158,324		8,465,584
CCE Spinco	0	[b]	5
Cendant	374,402		6,458,435
Cintas	50,300		2,071,354
Clear Channel Communications	197,547	[b]	6,212,853
Comcast, Cl. A	793,525	[b]	20,599,909
Computer Sciences	67,600	[b]	3,423,264
Convergys	51,202	[b]	811,551
Dow Jones & Co.	21,600	[a]	766,584
Electronic Data Systems	190,550	[a]	4,580,822
Equifax	47,450		1,804,049
EW Scripps, Cl. A	31,100		1,493,422
First Data	279,240		12,010,112
Fiserv	67,382	[b]	2,915,619
Gannett	87,688		5,311,262
IMS Health	84,650		2,109,478
Interpublic Group of Cos.	157,350	[a,b]	1,518,428
Knight-Ridder	25,394	[a]	1,607,440
McGraw-Hill Cos.	137,000		7,073,310
Meredith	15,300		800,802

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Services (continued)
Monster Worldwide	45,000 [b]	1,836,900
Moody’s	90,700 [a]	5,570,794
New York Times, Cl. A	53,000 [a]	1,401,850
News, Cl. A	889,200	13,827,060
Omnicom Group	65,980	5,616,877
Paychex	121,875	4,645,875
Robert Half International	62,200	2,356,758
RR Donnelley & Sons	79,450	2,717,985
Ryder System	23,500 [a]	963,970
Sabre Holdings, Cl. A	47,950	1,156,075
Sprint Nextel	1,079,661	25,220,881
Time Warner	1,703,968	29,717,202
Tribune	95,630	2,893,764
Unisys	124,700 [b]	727,001
Univision Communications, Cl. A	81,700 [b]	2,401,163
Viacom, Cl. B	564,786 [b]	18,412,024
Walt Disney	703,009	16,851,126
Waste Management	201,654	6,120,199
		257,565,163
Technology—14.7%
ADC Telecommunications	42,614 [a,b]	951,996
Adobe Systems	219,700	8,120,112
Advanced Micro Devices	147,700 [b]	4,519,620
Agilent Technologies	150,190 [b]	4,999,825
Altera	132,500 [b]	2,455,225
Amazon.Com	112,100 [b]	5,285,515
Analog Devices	134,100	4,810,167
Andrew	59,343 [a,b]	636,750
Apple Computer	308,000 [b]	22,142,120
Applied Materials	592,900	10,636,626
Applied Micro Circuits	109,200 [b]	280,644
Autodesk	84,300	3,620,685
Avaya	152,992 [b]	1,632,424
BMC Software	79,000 [b]	1,618,710
Broadcom, Cl. A	105,658 [b]	4,981,774
Ciena	211,200 [a,b]	627,264

20

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Cisco Systems	2,244,818 [b]	38,431,284
Citrix Systems	64,400 [b]	1,853,432
Computer Associates International	167,709	4,727,717
Compuware	141,600 [b]	1,270,152
Comverse Technology	73,800 [b]	1,962,342
Corning	556,898 [b]	10,948,615
Danaher	86,700	4,836,126
Dell	860,112 [b]	25,794,759
eBay	417,700 [b]	18,065,525
Electronic Arts	109,800 [b]	5,743,638
EMC/Massachusetts	873,644 [b]	11,899,031
Freescale Semiconductor, Cl. B	150,002 [b]	3,775,550
Gateway	96,800 [b]	242,968
Hewlett-Packard	1,046,980	29,975,037
Intel	2,203,310	54,994,618
International Business Machines	577,268	47,451,430
Intuit	64,650 [b]	3,445,845
Jabil Circuit	63,600 [b]	2,358,924
JDS Uniphase	603,900 [a,b]	1,425,204
Kla-Tencor	72,100 [a]	3,556,693
Lexmark International, Cl. A	42,450 [b]	1,903,034
Linear Technology	111,350 [a]	4,016,395
LSI Logic	143,100 [a,b]	1,144,800
Lucent Technologies	1,624,321 [a,b]	4,320,694
Maxim Integrated Products	119,750 [a]	4,339,740
Mercury Interactive	31,636 [a,b]	879,164
Micron Technology	225,850 [b]	3,006,064
Microsoft	3,345,496	87,484,720
Motorola	910,285	20,563,338
National Semiconductor	125,600 [a]	3,263,088
NCR	67,100 [b]	2,277,374
Network Appliance	136,000 [b]	3,672,000
Novell	139,600 [a,b]	1,232,668
Novellus Systems	48,700 [a,b]	1,174,644
Nvidia	62,600 [b]	2,288,656
Oracle	1,374,392 [b]	16,781,326

The Fund 21

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Parametric Technology	99,500 [a,b]	606,950
Pitney Bowes	83,400	3,523,650
PMC-Sierra	67,000 [a,b]	516,570
QLogic	29,400 [a,b]	955,794
Qualcomm	600,900	25,886,772
Sanmina-SCI	192,072 [b]	818,227
Scientific-Atlanta	56,100	2,416,227
Siebel Systems	193,351	2,045,654
Solectron	333,900 [b]	1,222,074
Sun Microsystems	1,247,684 [a,b]	5,227,796
Symantec	395,179 [b]	6,915,633
Symbol Technologies	91,706	1,175,671
Tektronix	30,500	860,405
Tellabs	163,900 [b]	1,786,510
Teradyne	72,000 [b]	1,049,040
Texas Instruments	591,348	18,964,530
Xerox	350,966 [a,b]	5,141,652
Xilinx	127,400	3,211,754
Yahoo!	461,476 [b]	18,080,630
		608,831,591
Utilities—5.1%
AES	238,700 [b]	3,778,621
Allegheny Energy	59,500 [b]	1,883,175
American Electric Power	143,850	5,335,397
AT&T	1,427,574	34,961,287
BellSouth	668,301 [a]	18,110,957
CenturyTel	47,900	1,588,364
Cinergy	72,920	3,096,183
Citizens Communications	122,000	1,492,060
CMS Energy	80,400 [a,b]	1,166,604
Consolidated Edison	89,500	4,146,535
Constellation Energy Group	65,250	3,758,400
Dominion Resources/VA	126,892	9,796,062
DTE Energy	64,950	2,805,190
Duke Energy	339,000	9,305,550
Dynegy, Cl. A	110,100 [b]	532,884

22

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Edison International	119,100	5,193,951
Entergy	75,850	5,207,103
Exelon	243,850	12,958,189
FirstEnergy	120,533	5,904,912
FPL Group	144,300	5,997,108
PG & E	125,350	4,652,992
Pinnacle West Capital	36,200	1,496,870
PPL	138,900	4,083,660
Progress Energy	91,985	4,039,981
Public Service Enterprise Group	91,650 [a]	5,954,501
Qwest Communications International	564,162 [a,b]	3,187,515
Southern	271,010	9,357,975
TECO Energy	76,000 [a]	1,305,680
TXU	177,960	8,931,812
Verizon Communications	1,010,413	30,433,640
Xcel Energy	147,195 [a]	2,717,220
		213,180,378
Total Common Stocks
(cost $2,865,816,258)		4,117,953,738

	Principal
Short-Term Investments—.7%	Amount ($)	Value ($)

Repurchase Agreement—.6%
Greenwich Capital Markets,
3.45%, dated 12/30/2005, due 1/3/2006
in the amount of $25,379,725 (fully
collateralized by $26,255,000 of Federal
Home Loan Mortgage Corp., Notes, 4.125%,
due 10/18/2010, value $25,878,677)	25,370,000	25,370,000
U.S. Treasury Bills—.1%
3.91%, 2/23/2006	800,000 [c]	795,688
3.91%, 3/2/2006	600,000 [c]	596,268
3.87%, 3/30/2006	1,500,000 [c]	1,485,930
		2,877,886
Total Short-Term Investments
(cost $28,247,314)		28,247,886
Total Unaffiliated
(cost $2,894,063,572)		4,146,201,624

The Fund 23

STATEMENT OF INVESTMENTS (continued)
Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $88,787,908)	88,787,908 [d]	88,787,908

Total Investments (cost $2,982,851,480)	102.1%	4,234,989,532
Liabilities, Less Cash and Receivables	(2.1%)	(88,741,334)
Net Assets	100.0%	4,146,248,198

[a] All or a portion of these securities are on loan. At December 31, 2005, the total market value of the fund’s securities on loan is $88,383,590 and the total market value of the collateral held by the fund is $92,727,108, consisting of cash collateral of $88,787,908 and U.S. Government and agency securities valued at $3,939,200.
[b] Non-income producing.
[c] Partially held by the broker in a segregated account as collateral for open futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Interest Sensitive	24.4	Consumer Staples	7.5
Technology	14.7	Services	6.2
Health Care	13.2	Utilities	5.1
Producer Goods	10.5	Short-Term/Money
Energy	9.5	Market Investments	2.8
Consumer Cyclical	8.2		102.1

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES
December 31, 2005

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2005 ($)

Financial Futures Long
Standard & Poor’s 500	112	35,134,400	March 2006	(373,810)

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $88,383,590)—Note 1(b):
Unaffiliated issuers	2,894,063,572	4,146,201,624
Affiliated issuers	88,787,908	88,787,908
Cash		2,794,117
Dividends and interest receivable		5,496,223
Receivable for investment securities sold		594,735
Receivable for shares of Common Stock subscribed		146,857
Prepaid expenses		49,561
		4,244,071,025

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		998,953
Liability for securities on loan—Note 1(b)		88,787,908
Payable for investment securities purchased		5,172,092
Payable for shares of Common Stock redeemed		2,403,271
Payable for futures variation margin—Note 4		160,795
Accrued expenses		299,808
		97,822,827

Net Assets ($)		4,146,248,198

Composition Net Assets ($):
Paid-in capital		3,435,033,790
Accumulated undistributed investment income—net		203,205
Accumulated net realized gain (loss) on investments		(540,753,039)
Accumulated net unrealized appreciation
(depreciation) on investments [including ($373,810)
net unrealized (depreciation) on financial futures]		1,251,764,242

Net Assets ($)		4,146,248,198

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	3,616,211,104	530,037,094
Shares Outstanding	113,657,360	16,654,978

Net Assets Value Per Share ($)	31.82	31.82

See notes to financial statements.
26

STATEMENT OF OPERATIONS
Year Ended December 31, 2005

Investment Income ($):
Income:
Cash dividends	78,709,581
Interest	635,700
Income on securities lending	345,966
Total Income	79,691,247
Expenses:
Management fee—Note 3(a)	10,426,789
Distribution fees (Service Shares)—Note 3(b)	1,282,933
Prospectus and shareholders’ reports	341,888
Professional fees	206,592
Shareholder servicing costs—Note 3(c)	127,801
Directors’ fees and expenses—Note 3(d)	77,469
Loan commitment fees—Note 2	33,087
Interest expense—Note 2	26,777
Registration fees	2,531
Miscellaneous	168,427
Total Expenses	12,694,294
Investment Income—Net	66,996,953

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(108,821,270)
Net realized gain (loss) on financial futures	1,217,598
Net Realized Gain (Loss)	(107,603,672)
Net change in unrealized appreciation (depreciation) on
investments [including ($464,375) net unrealized
(depreciation) on financial futures]	240,329,084
Net Realized and Unrealized Gain (Loss) on Investments	132,725,412
Net Increase in Net Assets Resulting from Operations	199,722,365

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2005	2004

Operations ($):
Investment income—net	66,996,953	71,964,642
Net realized gain (loss) on investments	(107,603,672)	(20,431,607)
Net change in unrealized appreciation
(depreciation) on investments	240,329,084	366,836,857
Net Increase (Decrease) in Net Assets
Resulting from Operations	199,722,365	418,369,892

Dividends and Distributions to Shareholders ($):
Dividends from investment income—net:
Initial shares	(59,436,329)	(66,135,348)
Service shares	(7,091,644)	(5,923,375)
Distributions of return of capital:
Initial shares	(310,500)	(872,378)
Service shares	(39,323)	(113,991)
Total Dividends and Distributions	(66,877,796)	(73,045,092)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial shares	210,040,722	268,498,518
Service shares	157,277,486	271,373,054
Net assets received in connection
with reorganization—Note 1	166,871,392	—
Dividends reinvested:
Initial shares	59,746,829	67,007,726
Service shares	7,130,967	6,037,366
Cost of shares redeemed:
Initial shares	(779,602,799)	(573,864,693)
Service shares	(153,914,282)	(93,401,763)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(332,449,685)	(54,349,792)
Total Increase (Decrease) in Net Assets	(199,605,116)	290,975,008

Net Assets ($):
Beginning of Period	4,345,853,314	4,054,878,306
End of Period	4,146,248,198	4,345,853,314
Undistributed investment income—net	203,205	172,738

28

	Year Ended December 31,

	2005	2004

Capital Share Transactions:
Initial Shares
Shares sold	6,823,178	9,283,294
Shares issued in connection
with reorganization—Note 1	5,653,156	—
Shares issued for dividends reinvested	1,932,364	2,257,246
Shares redeemed	(25,134,308)	(19,846,073)
Net Increase (Decrease) in Shares Outstanding	(10,725,610)	(8,305,533)

Service Shares
Shares sold	5,125,869	9,376,754
Shares issued for dividends reinvested	230,306	202,987
Shares redeemed	(4,994,213)	(3,256,604)
Net Increase (Decrease) in Shares Outstanding	361,962	6,323,137

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Initial Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	30.89	28.43	22.47	29.36	34.00
Investment Operations:
Investment income—net [a]	.49	.51	.37	.34	.34
Net realized and unrealized
gain (loss) on investments	.94	2.48	5.96	(6.89)	(4.48)
Total from Investment Operations	1.43	2.99	6.33	(6.55)	(4.14)
Distributions:
Dividends from investment
income—net	(.50)	(.53)	(.37)	(.34)	(.34)
Dividends from net realized
gain on investments	—	—	—	—	(.16)
Dividends from return of capital	(.00)[b]	(.00)[b]	—	—	—
Total Distributions	(.50)	(.53)	(.37)	(.34)	(.50)
Net asset value, end of period	31.82	30.89	28.43	22.47	29.36

Total Return (%)	4.69	10.64	28.36	(22.36)	(12.18)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.27	.26	.28	.27	.26
Ratio of net investment income
to average net assets	1.60	1.76	1.52	1.33	1.09
Portfolio Turnover Rate	6.09	3.78	2.80	6.05	4.03

Net Assets, end of period
($ x 1,000)	3,616,211	3,842,397	3,771,728	3,093,295	4,392,178

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
See notes to financial statements.

30

		Year Ended December 31,

Service Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	30.90	28.40	22.44	29.33	34.00
Investment Operations:
Investment income—net [a]	.42	.46	.32	.29	.24
Net realized and unrealized
gain (loss) on investments	.93	2.46	5.93	(6.89)	(4.48)
Total from Investment Operations	1.35	2.92	6.25	(6.60)	(4.24)
Distributions:
Dividends from investment
income—net	(.43)	(.42)	(.29)	(.29)	(.27)
Dividends from net realized
gain on investments	—	—	—	—	(.16)
Dividends from return of capital	(.00)[b]	(.00)[b]	—	—	—
Total Distributions	(.43)	(.42)	(.29)	(.29)	(.43)
Net asset value, end of period	31.82	30.90	28.40	22.44	29.33

Total Return (%)	4.43	10.35	28.05	(22.55)	(12.46)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.52	.51	.53	.51	.57
Ratio of net investment income
to average net assets	1.35	1.59	1.27	1.19	.83
Portfolio Turnover Rate	6.09	3.78	2.80	6.05	4.03

Net Assets, end of period
($ x 1,000)	530,037	503,456	283,150	78,762	26,461
[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s manager and Mellon Equity Associates (“Mellon Equity”), an affiliate of Dreyfus, serves as the fund’s index manager. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

As of the close of business on April 29, 2005, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to the liabilities, of Times Square VP S&P 500R Index Fund (“portfolio”), a series of CIGNA Variable Products Group, were transferred to the fund. Shareholders of the portfolio received Initial shares of the fund in an amount equal to the aggregate net asset value of their investment in the portfolio at the time of the exchange.The net asset value of the fund’s Initial shares at the close of business on April 29, 2005, after the reorganization, was $29.52 per share and a total of 5,653,156 Initial shares representing net assets of $166,871,392 (including $711,591 net unrealized appreciation on investments) were issued to the portfolio’s shareholders, in the exchange.The exchange was a tax-free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is accrued as earned.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. At originations, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended

December 31, 2005, pursuant to the securities lending agreement, Mellon Bank, N.A. earned revenues of $148,271 from the fund.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation in exchange for cash subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. It is the fund’s policy that the value of the collateral (debt obligation) is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. Dreyfus, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2005, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $402,177,681 and unrealized appreciation $1,133,346,043. In addition, the fund had $19,953,954 of capital losses realized after October 31, 2005, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $309,578,875 of the carryover expires in fiscal 2010, $27,409,843 expires in fiscal 2011, $15,235,400 expires in fiscal 2012 and $49,953,563 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2005 and December 31, 2004, were as follows: ordinary income $66,527,973 and $72,058,723 and return of capital $349,823 and $986,369.

During the period ended December 31, 2005, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, wash sales from the merger with Times Square VP S&P 500R Index Fund and net losses from redemption-in-kind, the fund decreased accumulated undistributed investment income-net by $438,513, increased net realized gain (loss) on investments by $2,711,271 and decreased paid-in capital by $2,272,758. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended December 31, 2005, was approximately $785,200 with a related weighted average annualized interest rate of 3.41% .

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2005 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended December 31, 2005, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2005, Service shares were charged $1,282,933 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended December 31, 2005, Initial shares were charged $23,221 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2005, the fund was charged $1,193 pursuant to the transfer agency agreement.

During the period ended December 31, 2005, the fund was charged $3,762 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $882,933, Rule 12b-1 distribution plan fees $113,932, chief compliance officer fees $1,858 and transfer agency per account fees $230.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and $165,634,497 of securities received pursuant to the merger with Times Square VP S&P 500R Index Fund, during the period ended December 31, 2005, amounted to $257,844,378 and $771,383,370, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2005 are set forth in the Statement of Financial Futures.

At December 31, 2005, the cost of investments for federal income tax purposes was $3,101,643,489; accordingly, accumulated net unrealized appreciation on investments was $1,133,346,043, consisting of $1,567,985,117 gross unrealized appreciation and $434,639,074 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Directors and Shareholders of
Dreyfus Stock Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and of financial futures, and the related statements of operations and of changes in net assets the and financial highlights present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc. (the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 8, 2006

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2005 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 2006 of the percentage applicable to the preparation of their 2005 income tax returns.

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Service Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David P. Feldman (66)
Board Member (1989)

Principal Occupation During Past 5 Years:
• Corporate Director & Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
  QMED, a medical device company, Director

No. of Portfolios for which Board Member Serves: 58

———————
Ehud Houminer (65)
Board Member (1996)

Principal Occupation During Past 5 Years:

  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36
42

Gloria Messinger (76)
Board Member (1996)

Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Yale Law School Fund, Director
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director
  New York Women’s Agenda Music Performance Trust Fund, Director

No. of Portfolios for which Board Member Serves: 25

———————
Anne Wexler (75)
Board Member (1991)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in govern- ment relations and public affairs
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  Methanex Corporation, a methanol producing company, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member T. John Szarkowski, Emeritus Board Member

The Fund 43

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 45

For More Information

Dreyfus Stock Index Fund, Inc.	Custodian
200 Park Avenue	Boston Safe Deposit and Trust
New York, NY 10166	Company
Manager	One Boston Place
Boston, MA 02109
The Dreyfus Corporation
200 Park Avenue	Transfer Agent &
New York, NY 10166	Dividend Disbursing Agent

Index Fund Manager	Dreyfus Transfer, Inc.
200 Park Avenue
Mellon Equity Associates	New York, NY 10166
500 Grant Street
Pittsburgh, PA 15258	Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Servicing

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,000 in 2004 and $44,000 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,000 in 2004 and $3,000 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $43,708 in 2004 and $75,000 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)